Empower Short Duration Bond Fund Investment Strategy - Empower Short Duration Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds. The Fund will maintain an actively managed portfolio of bonds selected from several categories, including corporate bonds; securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations; Rule 144A fixed income securities; U.S. Treasuries and agency securities; structured credit; commercial paper; and foreign government securities, including obligations of governments in developed and emerging markets.The Fund may also invest in below investment grade securities (commonly known as “high yield securities” or “junk bonds”), including bank loans. The Fund will normally maintain a dollar weighted effective average duration of three years or less. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a three-year effective duration will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.The Fund may invest in derivatives, including but not limited to futures, options, certain foreign currency transactions, and credit default, total return and interest rate swap contracts.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (the “Sub-Adviser” or “Franklin”). Franklin’s investment approach combines bottom-up fundamental research with quantitative analysis, employing sector expertise across the broad global fixed income opportunity set.